FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Financial assets	$ 88,178	$ 149,039
Disclosure of financial liabilities [abstract]
Financial liabilities	255,001	313,400
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost	254,863	312,696
Derivative instruments designated in hedge accounting relationships [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	138	704
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	88,127	143,058
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets	$ 51	$ 5,981